Business Changes and Developments	3 Months Ended
Mar. 31, 2011
Business Changes and Developments [Abstract]
BUSINESS CHANGES AND DEVELOPMENTS
NOTE 2 — BUSINESS CHANGES AND DEVELOPMENTS
Increase in common stock dividend
On March 18, 2011, the Board of Directors raised the Firm’s quarterly common stock dividend from $0.05 to $0.25 per share, effective with the dividend paid on April 30, 2011, to shareholders of record on April 6, 2011.
Stock repurchases
On March 18, 2011, the Board of Directors approved a stock repurchase program that authorizes the repurchase of up to $15.0 billion of the Firm’s common stock, which supersedes a $10.0 billion repurchase program approved in 2007. The $15.0 billion authorization includes shares to be repurchased to offset issuances under the Firm’s employee stock-based incentive plans. The actual number of shares repurchased is subject to various factors, including market conditions, the Firm’s capital position, internal capital generation, and investment opportunities. The repurchase program does not include specific price targets or timetables, may be executed through open market purchases or privately negotiated transactions, or utilizing Rule 10b5-1 programs, and may be suspended at any time.
For additional information on repurchases see Item 2, Unregistered Sales of Equity Securities and Use of Proceeds, on pages 181–182 of this Form 10-Q.